Offsetting Financial Assets and Liabilities - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Other financial assets derivatives [Member]
Disclosure of other derivatives financial assets and financial liabilities [Line items]
Gross amounts of recognized financial assets and financial liabilities	¥ 282,364	¥ 503,826	¥ 200,333
Financial instruments, Amounts not offset	(163,054)	(176,541)	(89,364)
Collateral of financial instruments, Amounts not offset	(62,795)	(121,979)	(46,590)
Net amount	56,515	205,306	64,379
Other financial liabilities derivatives [Member]
Disclosure of other derivatives financial assets and financial liabilities [Line items]
Gross amounts of recognized financial assets and financial liabilities	425,980	437,369	231,915
Financial instruments, Amounts not offset	(163,054)	(176,541)	(89,364)
Collateral of financial instruments, Amounts not offset	(89,849)	(234,909)	(110,159)
Net amount	¥ 173,078	¥ 25,919	¥ 32,392